CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Jun. 24, 2009	$ 646,924	$ 17,625	$ 463,980	$ 1,834,307	$ (1,668,988)	$ 0
Balance, shares at Jun. 24, 2009		102,125,000
Net income and comprehensive income	137,704	0	0	137,704	0	0
Dividends	(48,450)	0	0	(48,450)	0	0
Stock-based compensation	16,493	0	16,493	0	0	0
Purchases of treasury stock	(22,868)	0	(2,448)	0	(20,420)	0
Purchases of treasury stock, shares		(1,046,000)
Issuances of common stock	2,396	0	(9,268)	0	11,664	0
Issuances of common stock, shares		518,000
Tax benefit from stock options exercised	(3,451)	0	(3,451)	0	0	0
Issuances of restricted stock, net of forfeitures	0	0	415	0	(415)	0
Issuances of restricted stock, net of forfeitures, shares		(25,000)
Balance at Jun. 30, 2010	728,748	17,625	465,721	1,923,561	(1,678,159)	0
Balance, shares at Jun. 30, 2010		101,572,000
Net income and comprehensive income	141,060	0	0	141,060	0	0
Dividends	(51,432)	0	0	(51,432)	0	0
Stock-based compensation	13,381	0	13,381	0	0	0
Purchases of treasury stock	(422,099)	0	(1,788)	0	(420,311)	0
Purchases of treasury stock, shares		(20,585,000)
Issuances of common stock	33,057	0	(9,821)	0	42,878	0
Issuances of common stock, shares		1,951,000
Tax benefit from stock options exercised	(3,805)	0	(3,805)	0	0	0
Balance at Jun. 29, 2011	438,910	17,625	463,688	2,013,189	(2,055,592)	0
Balance, shares at Jun. 29, 2011	82,938,493	82,938,000
Net income and comprehensive income	151,232	0	0	151,232	0	0
Dividends	(51,563)	0	0	(51,563)	0	0
Stock-based compensation	13,461	0	13,461	0	0	0
Purchases of treasury stock	(287,291)	0	(2,901)	0	(284,390)	0
Purchases of treasury stock, shares		(10,966,000)
Issuances of common stock	43,416	0	(9,175)	0	52,591	0
Issuances of common stock, shares		2,370,000
Tax benefit from stock options exercised	1,708	0	1,708	0	0	0
Balance at Jun. 27, 2012	$ 309,873	$ 17,625	$ 466,781	$ 2,112,858	$ (2,287,391)	$ 0
Balance, shares at Jun. 27, 2012	74,342,115	74,342,000